UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-3363

Exact name of registrant as specified in charter:
Delaware Group Limited Term Government Funds

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1.

Semiannual Report	Delaware
Limited-Term
Government Fund

June 30, 2007

                                               Fixed income mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector allocation and credit quality breakdown	2
> Statement of net assets	3
> Statement of operations	8
> Statements of changes in net assets	9
> Financial highlights	10
> Notes to financial statements	15
> Other Fund information	20
> About the organization	22

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period January 1, 2007 to June 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Limited-Term Government Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/07 to
	1/1/07	6/30/07	Ratio	6/30/07*
Actual Fund Return
Class A	$1,000.00	$1,015.00	0.82%	$4.10
Class B	1,000.00	1,010.70	1.67%	8.33
Class C	1,000.00	1,010.70	1.67%	8.33
Class R	1,000.00	1,013.20	1.17%	5.84
Institutional Class	1,000.00	1,015.70	0.67%	3.35
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class B	1,000.00	1,016.51	1.67%	8.35
Class C	1,000.00	1,016.51	1.67%	8.35
Class R	1,000.00	1,018.99	1.17%	5.86
Institutional Class	1,000.00	1,021.47	0.67%	3.36

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocation and credit quality breakdown

Delaware Limited-Term Government Fund

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Agency Asset-Backed Securities	0.19%
Agency Collateralized Mortgage Obligations	13.40%
Agency Mortgage-Backed Securities	39.37%
Agency Obligations	6.30%
Commercial Mortgage-Backed Securities	2.27%
Corporate Bonds	0.24%
Municipal Bonds	0.49%
Non-Agency Asset-Backed Securities	10.72%
Non-Agency Collateralized Mortgage Obligations	6.76%
U.S. Treasury Obligations	19.95%
Discount Note	3.51%
Total Value of Securities	103.20%
Liabilities Net of Receivables and Other Assets	(3.20% )
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	99.19%
AA	0.65%
A	0.16%
Total	100.00%

Statement of net assets

Delaware Limited-Term Government Fund

June 30, 2007 (Unaudited)

	Principal
	Amount	Value
Agency Asset-Backed Securities – 0.19%
Fannie Mae Grantor Trust Series
2003-T4 2A5 4.907% 9/26/33	$ 385,933	$ 383,940
Total Agency Asset-Backed
Securities (cost $382,813)		383,940

Agency Collateralized Mortgage Obligations – 13.40%
•E.F. Hutton Trust III Series 1 A
6.11% 10/25/17	126,830	126,876
Fannie Mae
Series 1993-71 PL
6.50% 5/25/08	113,879	113,682
Series 1996-46 ZA
7.50% 11/25/26	436,552	449,168
Series 2001-50 BA
7.00% 10/25/41	429,629	438,957
Series 2003-122 AJ
4.50% 2/25/28	333,077	321,741
•Series 2006-M2 A2F
5.259% 5/25/20	1,315,000	1,256,644
Fannie Mae Grantor Trust
Series 2001-T10 A1
7.00% 12/25/41	476,323	486,503
Series 2002-T1 A2
7.00% 11/25/31	280,609	286,796
Fannie Mae Whole Loan
Series 2002-W1 2A
7.50% 2/25/42	265,599	273,847
Series 2004-W9 2A1
6.50% 2/25/44	333,136	338,327
tFHLMC Structured
Pass Through Securities
Series T-42 A5
7.50% 2/25/42	100,611	103,821
Series T-56 A3B
4.406% 8/25/39	110,425	110,045
Series T-58 2A
6.50% 9/25/43	1,792,314	1,818,455
•Series T-60 1A4C
5.395% 3/25/44	3,000,000	2,972,370
Freddie Mac
Series 2480 EH
6.00% 11/15/31	1,414	1,412
Series 2541 JB
5.00% 2/15/16	716,101	710,470
Series 2552 KB
4.25% 6/15/27	493,828	489,955
Series 2662 MA
4.50% 10/15/31	619,272	604,483
Series 2694 QG
4.50% 1/15/29	520,000	498,376
Series 2915 KP
5.00% 11/15/29	640,000	619,333
Series 3063 PC
5.00% 2/15/29	1,035,000	1,011,835
Freddie Mac Stated Final Series 5
GC 2.95% 12/15/09	2,244,618	2,205,676
GNMA
Series 2002-28 B
5.779% 7/16/24	3,730,730	3,755,725
Series 2002-61 BA
4.648% 3/16/26	1,427,519	1,411,671
Series 2003-72 C
4.86% 2/16/30	2,500,000	2,451,544
Series 2003-78 B
5.11% 10/16/27	5,000,000	4,926,161
Total Agency Collateralized
Mortgage Obligations
(cost $28,257,526)		27,783,873

Agency Mortgage-Backed Securities – 39.37%
Fannie Mae
4.50% 9/1/13 to 3/1/14	2,132,501	2,074,365
5.50% 5/15/09 to 1/1/13	1,169,891	1,162,896
6.00% 9/1/12	1,298,025	1,301,730
6.215% 6/1/08	1,199,960	1,199,986
6.50% 8/1/17	362,028	368,592
7.00% 11/15/16	782,278	803,783
7.41% 4/1/10	4,734,687	4,955,851
9.00% 11/1/15	165,702	175,517
10.00% 10/1/30	174,416	194,294
16.00% 11/15/12	191,432	236,558
•Fannie Mae ARM
4.091% 6/1/34	642,162	643,292
4.347% 8/1/34	652,903	652,493
4.795% 11/1/35	3,026,246	2,984,839
4.984% 11/1/33	2,615,660	2,577,164
5.054% 8/1/35	780,698	756,298
5.084% 5/1/36	1,995,427	1,978,090
5.876% 4/1/36	4,041,648	4,062,445
6.154% 6/1/36	1,635,822	1,648,602
6.217% 7/1/36	1,680,373	1,697,076
6.316% 7/1/36	1,401,875	1,417,107
6.352% 8/1/36	823,216	830,737
6.358% 4/1/36	660,665	668,614
6.478% 12/1/33	577,767	587,806
Fannie Mae Balloon 7 yr
4.00% 8/1/10	1,559,301	1,511,466
5.00% 8/1/11	2,132,915	2,113,703
Fannie Mae FHAVA
7.25% 4/1/09	2,136	2,160
8.50% 8/1/09	4,252	4,338
11.00% 8/1/10 to 12/1/15	252,406	274,501
Fannie Mae GPM
11.00% 11/1/10	11,332	12,138
Fannie Mae Relocation 15 yr
4.00% 9/1/20	992,869	913,712
Fannie Mae Relocation 30 yr
5.00% 9/1/33	719,859	682,643

(continues)     3

Statement of net assets

Delaware Limited-Term Government Fund

	Principal
	Amount	Value
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
5.00% 7/1/19	$ 510,865	$ 494,964
6.00% 7/1/22	1,805,000	1,813,178
7.50% 4/1/11	10,782	11,040
8.00% 10/1/14 to 10/1/16	912,407	945,259
Fannie Mae S.F. 15 yr TBA
5.50% 7/1/22	2,000,000	1,970,312
Fannie Mae S.F. 20 yr
6.50% 2/1/22	475,240	486,496
Fannie Mae S.F. 30 yr
5.50% 3/1/29 to 4/1/29	1,768,002	1,713,752
7.00% 8/1/32 to 9/1/32	450,325	466,461
7.50% 12/1/10 to 11/1/31	208,834	216,117
8.00% 9/1/11 to 5/1/24	533,696	560,126
8.50% 5/1/08 to 8/1/17	156,230	165,125
9.00% 8/1/22	466,905	502,080
9.25% 3/1/09 to 8/1/16	53,852	57,694
10.00% 2/1/25	811,624	895,316
11.00% 9/1/15 to 8/1/20	152,309	169,699
12.50% 2/1/11	1,561	1,619
13.00% 7/1/15	4,987	5,085
Fannie Mae S.F. 30 yr TBA
5.50% 7/1/37	1,805,000	1,740,978
6.00% 8/1/37	705,000	696,959
6.50% 7/1/37	1,665,000	1,680,609
7.00% 7/1/37	90,000	92,419
Freddie Mac
6.00% 1/1/17	561,727	560,498
6.50% 6/17/14 to 3/1/16	1,981,855	2,006,687
•Freddie Mac ARM
5.838% 4/1/34	267,697	270,338
7.103% 4/1/33	440,052	444,763
Freddie Mac Balloon 5 yr
4.00% 3/1/08 to 8/1/08	1,713,067	1,691,124
4.50% 1/1/10	146,556	144,318
Freddie Mac Balloon 7 yr
4.00% 4/1/10 to 5/1/10	1,455,437	1,420,414
4.50% 3/1/10 to 12/1/11	4,197,546	4,131,112
5.00% 6/1/11 to 11/1/11	602,362	600,246
6.00% 4/1/09	45,115	45,333
Freddie Mac FHAVA
8.00% 3/1/08	3,166	3,183
8.50% 1/1/09	2,850	2,882
9.50% 2/1/10	41,200	41,336
11.00% 2/1/14	6,658	7,161
Freddie Mac Relocation 15 yr
3.50% 9/1/18 to 10/1/18	3,860,353	3,530,574
Freddie Mac Relocation 30 yr
5.00% 9/1/33	2,433,667	2,314,686
6.50% 10/1/30	2,233	2,260
Freddie Mac S.F. 15 yr
6.00% 10/1/10	15,321	15,440
7.50% 4/1/11	55,266	56,528
8.00% 7/1/16	173,925	182,553
Freddie Mac S.F. 30 yr
7.00% 11/1/33	886,206	914,712
8.00% 5/1/09 to 5/1/31	401,822	423,959
8.50% 12/1/08 to 12/1/09	16,665	16,957
9.00% 6/1/09 to 9/1/30	278,643	300,854
9.50% 6/1/16	2,757	2,810
9.75% 12/1/08	4,974	5,081
11.00% 5/1/20	5,132	5,685
11.50% 6/1/15 to 3/1/16	335,096	366,350
GNMA I GPM
11.00% 7/15/10	16,138	17,239
11.50% 4/15/10	11,439	12,250
12.25% 1/15/14 to 1/15/14	13,227	14,598
GNMA I Mobile Home
6.50% 9/15/10	12,982	13,190
GNMA I S.F. 15 yr
6.00% 2/15/09 to 6/15/09	98,380	98,796
7.50% 7/15/10 to 9/15/10	118,674	119,566
GNMA I S.F. 30 yr
6.00% 4/15/33	541,345	539,858
7.00% 5/15/28 to 12/15/34	6,535,035	6,856,529
7.50% 12/15/23 to 12/15/31	473,848	495,954
8.00% 6/15/30	18,179	19,305
9.00% 10/15/09 to 2/15/17	101,250	106,301
9.50% 6/15/16 to 8/15/17	23,884	25,825
11.00% 12/15/09 to 5/15/20	180,425	198,242
GNMA II GPM
9.75% 12/20/16 to 9/20/17	20,699	22,527
GNMA II S.F. 15 yr 7.50% 3/20/09	6,761	6,862
GNMA II S.F. 30 yr
9.50% 11/20/20	2,603	2,829
10.50% 6/20/20	2,405	2,673
11.00% 9/20/15 to 10/20/15	93,347	102,448
11.50% 12/20/17 to 10/20/18	68,040	76,569
12.00% 4/20/14 to 5/20/16	164,859	183,671
12.50% 10/20/13 to 11/20/13	45,082	49,805
Total Agency Mortgage-Backed
Securities (cost $81,390,799)		81,650,965

Agency Obligations – 6.30%
Fannie Mae
4.75% 3/12/10	5,140,000	5,085,316
6.625% 9/15/09	1,645,000	1,694,286
Federal Home Loan Bank
3.84% 11/25/09	1,478,716	1,423,722
Freddie Mac 4.125% 7/12/10	5,010,000	4,864,239
Total Agency Obligations
(cost $13,084,847)		13,067,563

	Principal
	Amount	Value
Commercial Mortgage-Backed Securities – 2.27%
•Bank of America Commercial
Mortgage Series 2006-3 A4
5.889% 7/10/44	$ 885,000	$ 886,340
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1 AAB
5.681% 2/15/39	180,000	178,445
•#Crown Castle Towers
Series 2005-1A AFL 144A
5.70% 6/15/35	630,000	633,606
Deutsche Mortgage and Asset
Receiving Series 1998-C1 A2
6.538% 6/15/31	283,254	283,473
Goldman Sachs Mortgage
Securities II
Series 2006-GG8 A4
5.56% 11/10/39	690,000	674,935
•#Series 2006-RR3 A1S 144A
5.76% 7/18/56	720,000	702,626
•JPMorgan Chase Commercial
Mortgage Securities
Series 2006-LDP7 AJ
6.066% 4/15/45	255,000	255,207
#Series 2006-RR1A A1 144A
5.606% 10/18/52	240,000	232,051
Merrill Lynch Mortgage Trust Series
2005-CIP1 A2 4.96% 7/12/38	270,000	265,958
#Tower 144A
Series 2006-1 B
5.588% 2/15/36	255,000	253,177
Series 2006-1 C
5.707% 2/15/36	340,000	337,902
Total Commercial Mortgage-Backed
Securities (cost $4,775,294)		4,703,720

Corporate Bonds – 0.24%
Brokerage – 0.24%
Merrill Lynch 6.00% 2/17/09	500,000	504,665
Total Corporate Bonds
(cost $526,250)		504,665

Municipal Bonds – 0.49%
Massachusetts State Special
Obligation Revenue CPI
Linked Loan Series A
3.77% 6/1/22 (FSA)	950,000	1,022,514
Total Municipal Bonds
(cost $1,040,062)		1,022,514

Non-Agency Asset-Backed Securities – 10.72%
•Ameriquest Mortgage Securities
Series 2006-R1 A2C
5.51% 3/25/36	1,335,000	1,335,118
•Bank of America Credit Card
Trust Series 2006-A10 A10
5.30% 2/15/12	6,715,000	6,712,113
Centex Home Equity
Series 2005-D AF4
5.27% 10/25/35	1,015,000	1,002,976
Chase Funding Mortgage Loan
Asset-Backed Certificates Series
2003-3 1A4 3.303% 11/25/29	243,716	240,090
Countrywide Asset-Backed Certificates
•Series 2006-1 AF2
5.281% 7/25/36	260,000	258,804
•Series 2006-3 2A2
5.50% 6/25/36	1,750,000	1,751,665
Series 2006-S5 A3
5.762% 6/25/35	990,000	981,068
•Series 2006-S7 A3
5.712% 11/25/35	1,305,000	1,291,771
•Series 2006-S9 A3
5.728% 8/25/36	595,000	585,708
Series 2007-4 A2
5.53% 9/25/37	520,000	516,905
Credit Suisse First Boston Mortgage
Securities Series 2005-AGE1 A2
4.64% 2/25/32	1,715,000	1,694,144
#Dunkin Securitization
Series 2006-1 A2 144A
5.779% 6/20/31	605,000	607,010
GMAC Mortgage Loan Trust Series
2003-HE2 A3 4.12% 10/25/26	28,061	27,966
•#MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35	546,726	529,943
Renaissance Home Equity Loan
Trust Series 2007-2 AF2
5.675% 6/25/37	175,000	175,000
Residential Funding Mortgage
Securities II
Series 2003-HS2 AI3
3.17% 3/25/18	1,912,624	1,876,374
•Series 2006-HSA2 AI2
5.50% 3/25/36	1,600,000	1,593,429
#Sierra Receivables Funding
Series 2003-1A A 144A
3.09% 1/15/14	186,313	182,607

(continues)     5

Statement of net assets

Delaware Limited-Term Government Fund

	Principal
	Amount	Value
Non-Agency Asset-Backed Securities (continued)
#Sierra Receivables Funding (continued)
Series 2003-2A A1 144A
3.03% 12/15/15	$ 179,243	$ 174,070
•#Sovereign Dealer Floor Plan
Master Series 2006-1 A 144A
5.37% 8/15/11	700,000	700,000
Total Non-Agency Asset-Backed
Securities (cost $22,286,536)		22,236,761

Non-Agency Collateralized Mortgage Obligations – 6.76%
•Bear Stearns Alternative A Trust
Series 2006-3 33A1
6.162% 5/25/36	815,866	818,132
Series 2006-3 34A1
6.155% 5/25/36	879,349	881,761
Bear Stearns Asset Backed
Securities Series 2005-AC8 A5
5.50% 11/25/35	642,606	640,278
Countrywide Alternative Loan Trust
•Series 2004-J7 1A2
4.673% 8/25/34	139,124	138,151
Series 2006-2CB A3
5.50% 3/25/36	606,341	601,934
•♦Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12 1M
4.894% 8/25/34	573,240	569,941
Series 2006-HYB4 1A2
5.646% 6/20/36	497,357	499,701
Credit Suisse First Boston
Mortgage Securities
Series 2003-29 5A1
7.00% 12/25/33	250,789	255,569
Series 2004-1 3A1
7.00% 2/25/34	155,025	157,980
#GSMPS Mortgage Loan Trust 144A
Series 1998-2 A
7.75% 5/19/27	299,735	313,916
Series 1999-3 A
8.00% 8/19/29	751,879	787,753
Series 2005-RP1 1A4
8.50% 1/25/35	802,311	850,326
•Indymac Index Mortgage Loan
Trust Series 2006-AR2 1A1A
5.54% 4/25/46	839,224	839,797
•JPMorgan Mortgage Trust Series
2004-A5 4A2 4.834% 12/25/34	371,309	365,071
#MASTR Reperforming Loan Trust
Series 2005-1 1A5 144A
8.00% 8/25/34	601,614	630,971
•Nomura Asset Acceptance Series
2006-AF1 1A2 6.159% 5/25/36	1,320,000	1,329,827
Residential Asset Mortgage Products
Series 2004-SL1 A3
7.00% 11/25/31	198,598	201,236
Series 2004-SL4 A3
6.50% 7/25/32	401,416	406,534
•Structured Adjustable Rate
Mortgage Loan Trust Series
2005-22 4A2 5.373% 12/25/35	44,305	43,482
♦Washington Mutual Alternative
Mortgage Pass Through Certificates
Series 2005-1 5A2
6.00% 3/25/35	376,607	369,604
Series 2005-1 6A2
6.50% 3/25/35	73,749	73,876
•Series 2006-AR5 3A
5.969% 7/25/46	542,809	543,212
♦•Washington Mutual Mortgage
Pass Through Certificates Series
2006-AR7 1A 6.009% 7/25/46	376,388	376,388
•Wells Fargo Mortgage Backed
Securities Trust
Series 2004-EE 2A1
3.99% 12/25/34	1,168,371	1,144,104
Series 2006-AR4 2A1
5.777% 4/25/36	1,176,647	1,170,326
Total Non-Agency Collateralized
Mortgage Obligations
(cost $14,129,384)		14,009,870

U.S. Treasury Obligations – 19.95%
¥U.S. Treasury Bonds
12.00% 8/15/13	1,930,000	2,077,315
U.S. Treasury Inflation Index Bonds
2.375% 1/15/27	409,960	393,818
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	1,319,936	1,268,893
2.375% 4/15/11 to 1/15/17	2,373,195	2,338,911
2.50% 7/15/16	245,626	242,958
3.00% 7/15/12	3,138,217	3,200,002
3.625% 1/15/08	383,808	384,168
4.25% 1/15/10	995,069	1,033,084
U.S. Treasury Notes
4.50% 3/31/09 to 5/15/17	20,035,000	19,686,589
4.625% 11/15/09	4,785,000	4,757,338
4.75% 2/28/09	3,000,000	2,991,798
^U.S. Treasury Strip 4.19% 11/15/13	4,080,000	2,984,418
Total U.S. Treasury Obligations
(cost $42,600,970)		41,359,292

	Principal
	Amount	Value
^Discount Note – 3.51%
Federal Home Loan Bank
4.802% 7/2/07	$7,285,000	$ 7,284,029
Total Discount Note
(cost $7,284,029)		7,284,029

Total Value of Securities – 103.20%
(cost $215,758,510)		214,007,192
Liabilities Net of Receivables
and Other Assets – (3.20%)		(6,627,948)
Net Assets Applicable to 25,464,658
Shares Outstanding – 100.00%		$207,379,244

Net Asset Value – Delaware Limited-Term Government Fund
Class A ($168,899,373 / 20,738,746 Shares)		$8.14
Net Asset Value – Delaware Limited-Term Government Fund
Class B ($7,884,223 / 968,334 Shares)		$8.14
Net Asset Value – Delaware Limited-Term Government Fund
Class C ($19,489,420 / 2,393,939 Shares)		$8.14
Net Asset Value – Delaware Limited-Term Government Fund
Class R ($2,027,618 / 248,887 Shares)		$8.15
Net Asset Value – Delaware Limited-Term Government Fund
Institutional Class ($9,078,610 / 1,114,752 Shares)		$8.14

Components of Net Assets at June 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$235,691,516
Distributions in excess of net investment income		(41,146)
Accumulated net realized loss on investments		(26,543,636)
Net unrealized depreciation of investments		(1,727,490)
Total net assets		$207,379,244

^	Zero coupon security. The rate shown is the yield at the time of purchase.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2007, the aggregate amount of Rule 144A securities equaled $6,935,958, which represented 3.34% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of June 30, 2007.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

¥	Fully or partially pledged as collateral for futures contracts.

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
CPI — Consumer Price Index
FHAVA — Federal Housing Administration & Veterans Administration
FHLMC — Federal Home Loan Mortgage Corporation
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSMPS — Goldman Sachs Reperforming Mortgage Securities
S.F. — Single Family
TBA — To Be Announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Limited-Term Government Fund
Net asset value Class A (A)	$8.14
Sales charge (2.75% of offering price) (B)	0.23
Offering price	$8.37

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $100,000 or more.

The following futures contracts and swap contracts were outstanding at June 30, 2007:

Futures Contracts1

Contracts	Notional	Notional	Expiration	Unrealized
to Buy	Cost	Value	Date	Depreciation
22 U.S. Treasury
2 year notes	$4,489,354	$4,483,188	9/30/07	$ (6,166)
187 U.S. Treasury
5 year notes	19,478,942	19,462,609	9/30/07	(16,333)
				$ (22,499)

Swap Contracts2

Index Swap Contracts

Notional	Expiration		Unrealized
Amount	Date	Description	Appreciation
$6,375,000	8/1/07	Agreement with Goldman Sachs to receive the notional amount multiplied by the return on the Lehman Brothers Commercial MBS Index AAA and to pay the notional amount multiplied by the 3 month BBA LIBOR adjusted by a spread of minus 0.05%.	$5,315

Interest Rate Swap Contracts

Notional	Expiration		Unrealized
Amount	Date	Description	Depreciation
$5,750,000	1/8/09	Agreement with Goldman Sachs to receive the notional amount multiplied by the fixed rate of 5.36% and to pay the notional amount multiplied by the 3 month LIBOR.	$(27,147)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”
2See Note 9 in “Notes to financial statements.”

See accompanying notes

Statement of operations

Delaware Limited-Term Government Fund

Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Interest		$ 5,745,071

Expenses:
Management fees	$547,903
Distribution expenses – Class A	253,799
Distribution expenses – Class B	49,576
Distribution expenses – Class C	102,882
Distribution expenses – Class R	5,440
Dividend disbursing and transfer agent fees and expenses	214,662
Accounting and administration expenses	43,832
Registration fees	37,878
Legal fees	31,846
Reports and statements to shareholders	28,310
Custodian fees	12,380
Audit and tax	10,702
Trustees’ fees and benefits	5,458
Pricing fees	5,123
Consulting fees	3,676
Insurance fees	2,727
Dues and services	682
Taxes (other than taxes on income)	439
Trustees’ expenses	342	1,357,657
Less expenses absorbed or waived		(214,677)
Less waived distribution expenses – Class A		(126,899)
Less waived distribution expenses – Class R		(907)
Less expense paid indirectly		(714)
Total operating expenses		1,014,460
Net Investment Income		4,730,611

Net Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments		(302,486)
Futures contracts		(376,916)
Swap contracts		(130,252)
Net realized loss		(809,654)
Net change in unrealized appreciation/depreciation of investments		(631,747)
Net Realized and Unrealized Loss on Investments		(1,441,401)

Net Increase in Net Assets Resulting from Operations		$ 3,289,210

See accompanying notes

Statements of changes in net assets

Delaware Limited-Term Government Fund

	Six Months	Year
	Ended	Ended
	6/30/07	12/31/06
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$ 4,730,611	$ 8,404,842
Net realized loss on investments	(809,654)	(1,391,498)
Net change in unrealized appreciation/depreciation of investments	(631,747)	2,107,905
Net increase in net assets resulting from operations	3,289,210	9,121,249

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,002,681)	(7,935,596)
Class B	(192,196)	(556,601)
Class C	(399,404)	(931,300)
Class R	(39,694)	(77,973)
Institutional Class	(431,708)	(1,338,300)
	(5,065,683)	(10,839,770)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,800,007	25,965,119
Class B	265,615	1,187,968
Class C	723,301	2,275,523
Class R	343,904	425,774
Institutional Class	2,459,160	9,981,436

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,203,901	6,288,741
Class B	155,175	427,718
Class C	294,653	689,291
Class R	39,398	77,116
Institutional Class	425,648	1,330,117
	23,710,762	48,648,803
Cost of shares repurchased:
Class A	(22,017,845)	(47,503,869)
Class B	(4,135,759)	(9,668,763)
Class C	(3,074,461)	(13,272,729)
Class R	(216,225)	(474,398)
Institutional Class	(15,612,105)	(15,375,739)
	(45,056,395)	(86,295,498)
Decrease in net assets derived from capital share transactions	(21,345,633)	(37,646,695)
Net Decrease in Net Assets	(23,122,106)	(39,365,216)

Net Assets:
Beginning of period	230,501,350	269,866,566
End of period (including undistributed (distributions in excess of)
net investment income of $(41,146) and $126, respectively)	$ 207,379,244	$ 230,501,350

See accompanying notes

Financial highlights

Delaware Limited-Term Government Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	6/30/07[1]	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$ 8.210	$ 8.270	$ 8.480	$ 8.620	$ 8.770	$ 8.600

Income (loss) from investment operations:
Net investment income	0.174	0.284	0.278	0.244	0.222	0.349
Net realized and unrealized gain (loss) on investments	(0.052)	0.019	(0.132)	(0.048)	(0.039)	0.255
Total from investment operations	0.122	0.303	0.146	0.196	0.183	0.604

Less dividends and distributions from:
Net investment income	(0.192)	(0.363)	(0.356)	(0.336)	(0.315)	(0.434)
Return of capital	—	—	—	—	(0.018)	—
Total dividends and distributions	(0.192)	(0.363)	(0.356)	(0.336)	(0.333)	(0.434)

Net asset value, end of period	$ 8.140	$ 8.210	$ 8.270	$ 8.480	$ 8.620	$ 8.770

Total return[2]	1.50%	3.76%	1.76%	2.31%	2.12%	7.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 168,899	$ 173,362	$ 189,845	$ 204,053	$ 249,845	$ 250,729
Ratio of expenses to average net assets	0.82%	0.81%	0.82%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.16%	1.14%	1.12%	1.13%	1.14%	1.05%
Ratio of net investment income to average net assets	4.42%	3.46%	3.32%	2.85%	2.57%	3.99%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	4.08%	3.13%	3.02%	2.47%	2.18%	3.69%
Portfolio turnover	251%	276%	259%	313%	483%	313%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Limited-Term Government Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	6/30/07[1]	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$8.210	$8.270	$8.480	$8.620	$8.770	$8.600

Income (loss) from investment operations:
Net investment income	0.140	0.215	0.207	0.170	0.152	0.274
Net realized and unrealized gain (loss) on investments	(0.052)	0.019	(0.132)	(0.047)	(0.044)	0.255
Total from investment operations	0.088	0.234	0.075	0.123	0.108	0.529

Less dividends and distributions from:
Net investment income	(0.158)	(0.294)	(0.285)	(0.263)	(0.244)	(0.359)
Return of capital	—	—	—	—	(0.014)	—
Total dividends and distributions	(0.158)	(0.294)	(0.285)	(0.263)	(0.258)	(0.359)

Net asset value, end of period	$8.140	$8.210	$8.270	$8.480	$8.620	$8.770

Total return[2]	1.07%	2.89%	0.90%	1.44%	1.25%	6.17%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,884	$11,674	$19,857	$27,559	$37,774	$50,326
Ratio of expenses to average net assets	1.67%	1.66%	1.67%	1.60%	1.60%	1.60%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.86%	1.84%	1.82%	1.83%	1.86%	1.90%
Ratio of net investment income to average net assets	3.57%	2.61%	2.47%	2.00%	1.72%	3.14%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.38%	2.43%	2.32%	1.77%	1.46%	2.84%
Portfolio turnover	251%	276%	259%	313%	483%	313%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     11

Financial highlights

Delaware Limited-Term Government Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	6/30/07[1]	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$8.210	$8.270	$8.480	$8.620	$8.770	$8.600

Income (loss) from investment operations:
Net investment income	0.140	0.215	0.207	0.170	0.152	0.274
Net realized and unrealized gain (loss) on investments	(0.052)	0.019	(0.132)	(0.047)	(0.044)	0.255
Total from investment operations	0.088	0.234	0.075	0.123	0.108	0.529

Less dividends and distributions from:
Net investment income	(0.158)	(0.294)	(0.285)	(0.263)	(0.244)	(0.359)
Return of capital	—	—	—	—	(0.014)	—
Total dividends and distributions	(0.158)	(0.294)	(0.285)	(0.263)	(0.258)	(0.359)

Net asset value, end of period	$8.140	$8.210	$8.270	$8.480	$8.620	$8.770

Total return[2]	1.07%	2.89%	0.90%	1.44%	1.25%	6.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,489	$21,716	$32,235	$49,709	$72,045	$71,189
Ratio of expenses to average net assets	1.67%	1.66%	1.67%	1.60%	1.60%	1.60%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.86%	1.84%	1.82%	1.83%	1.86%	1.90%
Ratio of net investment income to average net assets	3.57%	2.61%	2.47%	2.00%	1.72%	3.14%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.38%	2.43%	2.32%	1.77%	1.46%	2.84%
Portfolio turnover	251%	276%	259%	313%	483%	313%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Limited-Term Government Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				6/2/03[2]
	Ended	Year Ended			to
	6/30/07[1]	12/31/06	12/31/05	12/31/04	12/31/03
	(Unaudited)
Net asset value, beginning of period	$8.220	$8.270	$8.490	$8.630	$8.800

Income (loss) from investment operations:
Net investment income	0.160	0.255	0.244	0.205	0.074
Net realized and unrealized gain (loss) on investments	(0.052)	0.029	(0.142)	(0.048)	(0.063)
Total from investment operations	0.108	0.284	0.102	0.157	0.011

Less dividends and distributions from:
Net investment income	(0.178)	(0.334)	(0.322)	(0.297)	(0.165)
Return of capital	—	—	—	—	(0.016)
Total dividends and distributions	(0.178)	(0.334)	(0.322)	(0.297)	(0.181)

Net asset value, end of period	$8.150	$8.220	$8.270	$8.490	$8.630

Total return[2]	1.32%	3.53%	1.34%	1.73%	0.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,028	$1,876	$1,860	$1,905	$1,499
Ratio of expenses to average net assets	1.17%	1.16%	1.23%	1.20%	1.20%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.46%	1.44%	1.42%	1.43%	1.38%
Ratio of net investment income to average net assets	4.07%	3.11%	2.91%	2.40%	1.86%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	3.78%	2.83%	2.72%	2.17%	1.68%
Portfolio turnover	251%	276%	259%	313%	483%[4]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations. Ratios have been annualized and total return has not been annualized.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[4] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

(continues)     13

Financial highlights

Delaware Limited-Term Government Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	6/30/07[1]	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02
	(Unaudited)
Net asset value, beginning of period	$8.210	$8.270	$8.480	$8.620	$8.770	$8.600

Income (loss) from investment operations:
Net investment income	0.181	0.297	0.291	0.256	0.234	0.364
Net realized and unrealized gain (loss) on investments	(0.052)	0.019	(0.132)	(0.047)	(0.038)	0.255
Total from investment operations	0.129	0.316	0.159	0.209	0.196	0.619

Less dividends and distributions from:
Net investment income	(0.199)	(0.376)	(0.369)	(0.349)	(0.328)	(0.449)
Return of capital	—	—	—	—	(0.018)	—
Total dividends and distributions	(0.199)	(0.376)	(0.369)	(0.349)	(0.346)	(0.449)

Net asset value, end of period	$8.140	$8.210	$8.270	$8.480	$8.620	$8.770

Total return[2]	1.57%	3.92%	1.91%	2.46%	2.27%	7.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,079	$21,873	$26,070	$21,732	$16,667	$13,289
Ratio of expenses to average net assets	0.67%	0.66%	0.67%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.86%	0.84%	0.82%	0.83%	0.86%	0.90%
Ratio of net investment income to average net assets	4.57%	3.61%	3.47%	3.00%	2.72%	4.14%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	4.38%	3.43%	3.32%	2.77%	2.46%	3.84%
Portfolio turnover	251%	276%	259%	313%	483%	313%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Limited-Term Government Fund

June 30, 2007 (Unaudited)

Delaware Group Limited-Term Government Funds (the “Trust”) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Government Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a CDSC that declines from 2% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Effective at the close of business on May 31, 2007, the Fund no longer accepts new purchases of Class B shares other than dividend reinvestments and certain permitted exchanges.

The investment objective of the Fund is to seek to provide a high stable level of income, while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the Fund’s tax positions and has concluded that the adoption of FIN 48 will not impact the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

(continues)     15

Notes to financial statements

Delaware Limited-Term Government Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2007, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure the annual operating expenses, exclusive of taxes, interest, 12b-1 plan expenses, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, do not exceed 0.69% of average daily net assets of the Fund through April 30, 2008. Prior to May 1, 2007, DMC had contractually agreed to waive its fees in order to prevent such expenses from exceeding 0.65% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net asset of Class R shares. Institutional Class shares paid no distribution and service expenses.

Effective May 1, 2007, DDLP has voluntarily agreed to waive distribution and service fees until such time as the waiver discontinued in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets. Prior to May 1, 2007, DDLP had contractually agreed to waive its fees in order to prevent such expenses from exceeding 0.15% of the average daily net assets of the Fund. DDLP has contracted to limit distribution and service fees through April 30, 2008 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$52,792
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses
payable to DSC	41,795
Distribution fee payable to DDLP	44,617
Other expenses payable to DMC and affiliates*	9,167

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended June 30, 2007, the Fund was charged $4,942 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended June 30, 2007, DDLP earned $5,830 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2007, DDLP received gross CDSC commissions of $18, $8,514 and $218 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended June 30, 2007, the Fund made purchases of $90,058,212 and sales of $126,492,199 of investment securities other than U.S. government securities and short-term investments. For six months ended June 30, 2007, the Fund made purchases of $188,550,320 and sales of $189,345,696 of long-term U.S. government securities.

At June 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2007, the cost of investments was $217,576,592. At June 30, 2007, the net unrealized depreciation was $3,569,400, of which $331,878 related to unrealized appreciation of investments and $3,901,278 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/07*	12/31/06
Ordinary income	$5,065,683	10,839,770

*Tax information for the period ended June 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$235,691,516
Realized losses 1/1/07 - 6/30/07	(1,325,845)
Capital loss carryforwards as of 12/31/06	(23,422,208)
Unrealized depreciation of investments	(3,564,219)
Net assets	$207,379,244

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount and premium on debt instruments, mark-to-market on futures contracts and interest rate swap contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments, dividends and distributions, paydown gains (losses) on mortgage- and asset-backed securities and interest rate swap contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$293,800
Accumulated net realized gain (loss)	(266,779)
Paid in capital	(27,021)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2006 will expire as follows: $5,505,504 expires in 2007, $5,888,621 expires in 2008, $6,133,212 expires in 2012, $2,091,290 expires in 2013 and $3,803,581 expires in 2014.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/07	12/31/06
Shares sold:
Class A	1,925,764	3,166,378
Class B	32,309	145,206
Class C	88,211	278,113
Class R	42,099	51,875
Institutional Class	299,103	1,217,194

Shares issued upon reinvestment
of dividends and distributions:
Class A	390,746	766,794
Class B	18,925	52,162
Class C	35,941	84,063
Class R	4,805	9,401
Institutional Class	51,838	162,230
	2,889,741	5,933,416
Shares repurchased:
Class A	(2,683,385)	(5,791,665)
Class B	(504,359)	(1,178,197)
Class C	(374,936)	(1,617,455)
Class R	(26,359)	(57,824)
Institutional Class	(1,899,159)	(1,869,869)
	(5,488,198)	(10,515,010)
Net decrease	(2,598,457)	(4,581,594)

For the six months ended June 30, 2007 and the year ended December 31, 2006, 184,670 Class B shares were converted to 184,670 Class A shares valued at $1,510,513 and 272,204 Class B shares were converted to 272,035 Class A shares valued at $2,232,977, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2007, or at any time during the period then ended.

8. Futures Contracts

The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statement of net assets.

9. Swap Contracts

The Fund may enter into interest rate swap contracts and index swap contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms.

(continues)     17

Notes to financial statements

Delaware Limited-Term Government Fund

9. Swap Contracts (continued)

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

10. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At June 30, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Termination of New Purchases of Class B Shares

As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

13. Subsequent Event

On August 16, 2007, the Trust’s Board of Trustees approved changes in the Fund’s investment objectives, investment strategies, and policies to reposition the Fund as a limited-term fixed income fund. The new investment strategies and policies would broaden the types of fixed income securities the Fund may invest in, and permit the Fund to invest up to 20% of its net assets in foreign securities and up to 20% of its assets in high-yield securities. The Fund’s current investment objective seeks to provide a high stable level of income, while attempting to minimize fluctuations in principal, and provide maximum liquidity. The Fund’s new investment objective will seek maximum total return, consistent with reasonable risk. In connection with these changes, the Fund is expected to change its name to Delaware Limited-Term Diversified Income Fund.

The proposed changes to the Fund’s investment objectives, investment strategies, and policies will essentially create a different fund that does not primarily invest in U.S. Government fixed income securities. A complete description of the investment objective and investment strategies will be included in a supplement to the Fund’s prospectuses, which is expected to be mailed to shareholders in the fall of 2007. The proposed changes are expected to take effect approximately 60 days after shareholders receive notice of such changes.

Other Fund information

Delaware Limited-Term Government Fund

Board Consideration of Delaware Limited-Term Government Fund Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Limited-Term Government Fund (the “Fund”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006 management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and ten year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional short-intermediate U.S. government funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one, five and ten year periods was in the second quartile of its Performance Universe and that the Fund’s total return for the three year period was in the first quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware Limited-Term Government Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Government Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http:// www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(2090)	Printed in the USA
SA-022 [6/07] CGI 8/07	MF-07-07-340 PO12077

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Limited Term Government Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 6, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 6, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 6, 2007